Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12: SUBSEQUENT EVENTS

The settlement referred to in Note 9 was paid in April 2016.

On April 28, 2016, the Company issued 625 shares of common stock to legal and other consultants who advised the Company on the Merger.

The private placement offering described in Note 2 was closed on April 28, 2016. The offering raised $17,347 in capital. The company issued an additional 1,949 shares of its common stock and an additional 1,949 warrants on April 28, 2016. These warrants have a strike price of $5.00 per share and expire on December 31, 2018.

On May 3, 2016, the Company entered into a Share Exchange Agreement (the “Agreement”) by and among the Company, Pioneer Products, Sable Polymer Solutions, LLC, an Arkansas limited liability company (“Sable”), and the holder of all of Sable’s membership interests.

The Company issued 2,000 shares of the Company’s common stock (the “Shares”) in exchange for all of Sable’s membership interests. Sable will be a wholly-owned subsidiary of Pioneer Products.

The seller shall be subject to a lock-up agreement (the “Lock-Up Agreement”) that releases shares from the Lock-Up Agreement over a period of one year (the “Lock-Up Period”). Under the Lock-Up Agreement, the seller shall be permitted to sell 33.3% of the Shares received by the seller after the six-month anniversary of the closing of the transaction. Thereafter, an additional 33.3% of the Shares shall be released at the end of each subsequent three-month period until the end of the Lock-Up Period.

No cash was paid relating to the acquisition of Sable. Sable operates a polymer manufacturing facility north of Atlanta, Georgia.

The Company acquired the assets and liabilities noted below in exchange for the 2,000 shares and is accounting for the acquisition in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows:

Cash	$81
Receivables, net	1,275
Inventory	909
Property and equipment, net	2,822
Intangible assets	1,028
Goodwill	1,238
Other assets	36
Accounts payable and other liabilities	(981)
Notes payable and current debt	(2,251)
Long-term debt	(280)
$3,877

The intangible assets represent customer lists and will be amortized over three years. The goodwill will not be amortized but will be tested annually for impairment.

The following table shows pro-forma results for the three months ended March 31, 2016 and 2015 as if the acquisition had occurred on January 1, 2015. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Sable and the Company.

	For the three months ended March 31,
	2016	2015
Revenues	$3,200	$4,412
Net loss attributable to controlling interest	$2,529	$3,104
Net loss per share	$(0.08)	$(0.13)

Note 11 – Subsequent Events

On January 19, 2016, the Company issued 6,283 shares of common stock for payment in lieu of cash of interest equal to $60,000.

On January 29, 2016, the Company entered into a Merger Agreement with Ecoark providing, among other things, for the acquisition of Ecoark by the Company in a share for share exchange pursuant to which it is contemplated that at the closing Ecoark shareholders will own approximately 95% of the outstanding share of the Company. The Company filed a 14A and is awaiting approval from the SEC on certain proposals to amend the Articles of Incorporation to increase of the authorized shares of common stock to 100,000,000 shares, to effect the creation of 5,000,000 shares of "blank check" preferred stock, to approve a reverse stock split of the common stock 1 for 250, and to change the name of the corporation to Ecoark Holdings Inc. Upon approval by the SEC, it is anticipated that the merger will be completed in March 2016.

On January 29, 2016, the Company entered into an agreement with holders of the Notes Payable as mentioned in Note 6 to extend the term of the note to June 30, 2016. The notes will convert to equity if the merger is completed.

Management has evaluated subsequent events for the disclosure and/or recognition in the financial statements through February 26, 2016 except Note 12 which is dated June 15, 2016, the date that the financial statements were issued.